Commercial Aerospace Industry Assets and Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Accounts Notes And Loans Receivable [Line Items]
Unbilled Contracts Receivable	$ 2,318	$ 1,863
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Guarantee Obligations Maximum Exposure	365	411
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Accounts, Notes, Loans and Financing Receivable, gross	6,143	5,548
Products Under Lease	537	564
Notes and leases receivable, total committed	566	424
Commercial Aerospace financing and other contractual commitments	14,600
Notes and leases receivable within one year	97
Notes and leases receivable within two years	102
Notes and leases receivable within three years	26
Notes and leases receivable within four years	40
Notes and leases receivable within five years	34
Notes and leases receivable after five years	267
Commercial aerospace financing commitments, total committed	2,608
Commercial aerospace financing commitments within one year	410
Commercial aerospace financing commitments within two years	405
Commercial aerospace financing commitments within three years	534
Commercial aerospace financing commitments within four years	381
Commercial aerospace financing commitments within five years	178
Commercial aerospace financing commitments after five years	700
Other commercial aerospace commitments, total committed	11,985
Other commercial aerospace commitments within one year	821
Other commercial aerospace commitments within two years	929
Other commercial aerospace commitments within three years	896
Other commercial aerospace commitments within four years	743
Other commercial aerospace commitments within five years	728
Other commercial aerospace commitments after five years	7,868
Collaboration partners' share, total committed	4,093
Collaboration partners' share within one year	344
Collaboration partners' share within two years	381
Collaboration partners' share within three years	462
Collaboration partners' share within four years	302
Collaboration partners' share within five years	193
Collaboration partners' share after five years	2,411
Total commercial commitments, total committed	10,500
Total commercial commitments within one year	887
Total commercial commitments within two years	953
Total commercial commitments within three years	968
Total commercial commitments within four years	822
Total commercial commitments within five years	713
Total commercial commitments after five years	6,157
Unbilled Contracts Receivable	1,091	819
Deferred Revenue	3,502	3,429
Allowance For Accounts Notes Receivable	217	243
Guarantee Obligations And Rental Commitments Current Carrying Value	$ 47	$ 64
International Aero Engines AG [Member]
Accounts Notes And Loans Receivable [Line Items]
Business Acquisition Cost Of Acquired Entity, Purchase Price			$ 1,500